SHARE CAPITAL (Disclosure of warrants outstanding and exercisable) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2019
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	8,458,719	8,335,992	2,470,552	0
Weighted average exercise price	$ 1.86	$ 1.86	$ 2.19	$ 0
Weighted average remaining life (years)	7 months 17 days
Exercise Price 2.25 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	189,934
Weighted average exercise price	$ 2.25
Expiry date	January 17, 2022
Weighted average remaining life (years)	18 days
Exercise Price 2.25 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	266,760
Weighted average exercise price	$ 2.25
Expiry date	January 27, 2022
Weighted average remaining life (years)	25 days
Exercise Price 2.25 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	200,589
Weighted average exercise price	$ 2.25
Expiry date	July 10, 2022
Weighted average remaining life (years)	6 months 7 days
Exercise Price 1.50 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	3,882,667
Weighted average exercise price	$ 1.50
Expiry date	July 13, 2022
Weighted average remaining life (years)	6 months 10 days
Exercise Price 2.25 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	759,605
Weighted average exercise price	$ 2.25
Expiry date	July 16, 2022
Weighted average remaining life (years)	6 months 14 days
Exercise Price 2.25 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	953,564
Weighted average exercise price	$ 2.25
Expiry date	July 28, 2022
Weighted average remaining life (years)	6 months 25 days
Exercise Price 2.25 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	161,688
Weighted average exercise price	$ 2.25
Expiry date	August 5, 2022
Weighted average remaining life (years)	7 months 2 days
Exercise Price 1.80 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	1,921,185
Weighted average exercise price	$ 1.80
Expiry date	December 19, 2022
Weighted average remaining life (years)	11 months 19 days
Exercise Price 1.75 [Member]
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	122,727
Weighted average exercise price	$ 1.75
Expiry date	October 18, 2023
Weighted average remaining life (years)	1 year 9 months 18 days